Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenue	$ 2,381,407	$ 808,372
Operating expenses
Cost of revenue, exclusive of amortization and depreciation shown separately below	1,790,392	554,182
Cost of revenue - related parties	60,290	101,317
Amortization and depreciation	329,334	264,696
General and administration	1,593,640	498,445
Advertising and marketing	673,636	1,005,504
Payroll and management compensation	9,851,419	75,000
Professional fees	2,203,808	3,010,650
Professional fees - related parties	2,176,374	589,254
Research and development expense	198,505	14,002
Total operating expenses	18,877,398	6,113,050
Loss from operations	(16,495,991)	(5,304,678)
Other income (expense)
Other income	600	0
Interest expense	(1,510,909)	(257,782)
Interest expense - related parties	(1,332,615)	0
Interest income	26,935	0
Financing expense	(6,167,334)	0
Financing expense - related party	(2,511,855)	0
Loss on fair value of derivative liability	(2,002,767)	(409,776)
Loss on settlement of debt	(6,843,707)	(909,486)
Total other expense	(20,341,652)	(1,577,044)
Loss before taxes	(36,837,643)	(6,881,722)
Provision for income taxes	0	0
Net loss	(36,837,643)	(6,881,722)
Comprehensive loss	$ (36,837,643)	$ (6,881,722)
Net loss per common share - basic	$ (2.96)	$ (0.82)
Net loss per common share - diluted	$ (2.96)	$ (0.82)
Weighted average number of common shares outstanding - basic	12,443,122	8,382,753
Weighted average number of common shares outstanding - diluted	12,443,122	8,382,753